Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts
AES Ohio
VALUATION AND QUALIFYING ACCOUNTS
For each of the three years in the period ended December 31, 2024

$ in millions
Description	Balance at Beginning of Period	Additions	Deductions - Net Write-offs	Balance at End of Period
Deducted from accounts receivable
Provision for uncollectible accounts
Year ended December 31, 2024	$0.9	$8.3	$3.1	$6.1
Year ended December 31, 2023	$0.5	$5.4	$5.0	$0.9
Year ended December 31, 2022	$0.3	$2.5	$2.3	$0.5